787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FDP BlackRock International Fund, FDP BlackRock Capital Appreciation Fund and FDP BlackRock Equity Dividend Fund (collectively, the “Funds”), each a series of FDP Series, Inc.

(File No. 333-123779 and File No. 881-21744)

Ladies and Gentlemen:

On behalf of FDP Series, Inc. and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated September 28, 2018, for the Funds filed under Rule 497(c) with the Securities and Exchange Commission on October 3, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP